Subsequent Events	6 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

NOTE 18— SUBSEQUENT EVENTS

Bank Loans

From April 1, 2021 to July 31, 2021, the Company repaid total of $1.1 million (RMB 6.9 million) short-term loans to PRC banks upon maturity (see Note 9).

From April 1, 2021 to July 31, 2021, the Company secured an aggregate of $0.5 million (RMB 3 million) loans with PRC banks and financial institutions as working capital loan as detailed below:

On May 8, 2021, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Huaxia Bank for a maximum of RMB 15 million (approximately $2.3 million) loans. From 14 May, 2021 to July 7, 2021, the Company’s VIE, Xi’an App-Chem, entered into two loan agreements with Huaxia Bank, to borrow total of RMB 3 million (approximately $0.5 million) as working capital for two years, with interest rate of 8.5% per annum and maturity date on May 14, 2021 and July 8, 2023, respectively. Mr. Yongwei Hu and his wife Ms. Jing Liu provided joint guarantee to this loan. As of the date of this report, the Company had the availability to borrow additional approximately $1.5 million (RMB10.0 million) from Huaxia Bank before May 7, 2022.

Initial Public Offering

On June 28, 2021, the Company closed its initial public offering (“IPO”) of 2,200,000 ordinary shares, par value US$0.0001 per share at a public offering price of $5.00 per share, and the Company’s ordinary shares started to trade on the Nasdaq Capital Market under the ticker symbol “BON” since June 24, 2021. On July 2, 2021, the underwriters exercised its over-allotment option to purchase an additional 330,000 shares, par value US$0.0001 per share at the price of $5.00 per share. Gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled $12.65 million, before deducting underwriting discounts and other related expenses, resulting in net proceeds of approximately $11.3 million.

Acquisition of Land Use Right for Construction of a New Manufacturing Facility

On May 10, 2021, the Company acquired a land use right of 8.2 acres at cost of $267,000, through a government organized auction bidding in Yumen City, Gansu Province of China. The Company has the right to use this land for 50 years until to May 9, 2071. The Company plans to construct a new manufacturing facility on this land. Total budget for construction of this new manufacturing plant is around $3.0 million. The Company expects to start the construction in August 2021 with estimated completion in June 2022.